Investment Portfolioas of July 31, 2026 (Unaudited)
DWS Global High Income Fund
		Principal Amount ($)(a)	Value ($)

Corporate Bonds 93.8%
Communication Services 24.9%
Altice Financing SA, 144A, 9.625%, 7/15/2027		785,000	522,025
Altice France SA:
144A, 4.75%, 10/15/2030	EUR	762,094	852,808
144A, 6.5%, 10/15/2031		727,134	701,671
144A, 6.875%, 10/15/2030		987,043	963,715
144A, 9.5%, 11/1/2029		362,043	367,131
AMC Global Media, Inc., 144A, 10.5%, 7/15/2032		812,000	836,425
APLD ComputeCo 2 LLC, 144A, 6.75%, 3/15/2031 (b)		1,008,000	985,329
Arches Buyer, Inc., 144A, 6.125%, 12/1/2028 (b)		785,000	767,364
British Telecommunications Ltd., REG S, 5.125%, 10/3/2054	EUR	400,000	471,920
CCO Holdings LLC:
144A, 4.5%, 8/15/2030		770,000	702,550
144A, 4.75%, 3/1/2030		650,000	607,312
144A, 5.0%, 2/1/2028		1,600,000	1,579,584
Clear Channel Outdoor Holdings, Inc., 144A, 7.75%, 4/15/2028		485,000	485,755
Connect Holding II LLC, 144A, 10.5%, 4/3/2031		754,000	737,901
Core Scientific Finance I LLC, 144A, 7.75%, 5/15/2031		973,000	952,786
CSC Holdings LLC:
144A, 4.125%, 12/1/2030		1,577,000	882,018
144A, 5.375%, 2/1/2028		361,000	209,230
Digicel International Finance Ltd.:
144A, 8.625%, 8/1/2032		227,000	234,407
REG S, 8.625%, 8/1/2032 (b)		566,000	584,470
Directv Financing LLC, 144A, 8.875%, 2/1/2030 (b)		1,907,000	1,939,451
Discovery Communications LLC, 4.125%, 5/15/2029		1,315,000	1,291,987
Discovery Global Holdings, Inc.:
4.054%, 3/15/2029		1,055,000	1,036,232
5.05%, 3/15/2042		665,000	462,175
DISH DBS Corp., 7.375%, 7/1/2028 * (c)		1,246,000	1,192,422
EchoStar Corp.:
6.75%, 11/30/2030		1,130,466	1,146,519
10.75%, 11/30/2029		915,000	989,758
eDreams ODIGEO SA, REG S, 4.875%, 12/30/2030	EUR	450,000	471,214
Fibercop SpA:
Series 2033, 144A, 6.375%, 11/15/2033		2,352,000	2,310,346
144A, 7.2%, 7/18/2036		230,000	233,434
Gray Media, Inc.:
144A, 4.75%, 10/15/2030		305,000	235,706
144A, 9.625%, 7/15/2032		190,000	192,042
iHeartCommunications, Inc., 144A, 4.75%, 1/15/2028 (b)		379,000	355,233
Iliad Holding SAS, 144A, 7.0%, 10/15/2028		2,265,000	2,270,479
LCPR Senior Secured Financing DAC, 144A, 6.75%, 10/15/2027		325,000	183,306
Lumen Technologies, Inc., 144A, 4.5%, 1/15/2029		1,643,000	1,560,850
McGraw-Hill Education, Inc., 144A, 8.0%, 8/1/2029		615,000	609,924
Meridian Arc Holdco LLC, 144A, 6.25%, 4/30/2031		496,000	476,573
Neptune Bidco U.S., Inc., 144A, 9.29%, 4/15/2029		1,010,000	1,029,032
Nexstar Media, Inc., 144A, 6.5%, 9/15/2033		994,000	988,905

OAK-Eagle Acquireco, Inc., 144A, 8.75%, 7/1/2034		1,589,000	1,673,991
Paramount Global:
4.2%, 5/19/2032		409,000	347,777
4.9%, 8/15/2044		915,000	569,377
4.95%, 1/15/2031		381,000	349,149
5.5%, 5/15/2033		532,000	464,293
Pinewood Finco PLC, REG S, 3.625%, 11/15/2027	GBP	1,200,000	1,598,237
PR RNO Property Owner 1 LLC, 144A, 6.5%, 5/1/2031		1,334,000	1,256,120
Sable International Finance Ltd., 144A, 7.125%, 10/15/2032		921,000	909,660
Scripps Escrow II, Inc., 144A, 3.875%, 1/15/2029 (b)		256,000	233,941
Sirius XM Radio LLC, 144A, 4.0%, 7/15/2028		985,000	958,096
SoftBank Group Corp., REG S, 5.125%, 9/19/2027		1,625,000	1,606,708
Stagwell Global LLC, 144A, 5.625%, 8/15/2029		410,000	398,706
Starz Capital Holdings 1, Inc., 144A, 6.0%, 4/15/2030		367,000	353,660
Starz Capital Holdings LLC, 144A, 5.5%, 4/15/2029		267,000	240,300
Sunrise FinCo I BV, 144A, 4.875%, 7/15/2031		700,000	656,279
SV RNO Property Owner 1 LLC, 144A, 5.875%, 3/1/2031		1,379,000	1,280,533
Telefonica Europe BV, REG S, 6.135%, Perpetual	EUR	300,000	363,060
Telenet Finance Luxembourg Notes SARL, 144A, 5.5%, 3/1/2028		2,200,000	2,170,327
Uniti Group LP, 144A, 6.5%, 2/15/2029		815,000	803,804
Univision Communications, Inc.:
144A, 8.875%, 4/15/2033		281,000	272,071
144A, 9.375%, 8/1/2032		249,000	248,710
Versant Media Group, Inc., 144A, 7.25%, 1/30/2031 (b)		973,000	1,003,006
Viasat, Inc., 144A, 6.5%, 7/15/2028		690,000	684,587
Virgin Media Secured Finance PLC, 144A, 5.5%, 5/15/2029		2,415,000	2,168,094
Vodafone Group PLC, 7.0%, 4/4/2079 (b)		3,440,000	3,532,880
Windstream Services LLC, 144A, 8.25%, 10/1/2031		921,000	958,788
Ziggo Bond Co. BV, 144A, 5.125%, 2/28/2030 (b)		330,000	268,124
Ziggo BV, 144A, 4.875%, 1/15/2030		808,000	727,637
			58,517,904
Consumer Discretionary 16.3%
1011778 BC ULC:
144A, 3.875%, 1/15/2028		1,455,000	1,425,634
144A, 4.0%, 10/15/2030		2,925,000	2,748,334
888 Acquisitions Ltd.:
REG S, 3 mo. EURIBOR + 5.5%, 7.931%, 7/15/2028 (d)	EUR	300,000	349,779
144A, 8.0%, 9/30/2031	EUR	200,000	237,693
Adler Pelzer Holding GmbH, REG S, 9.5%, 4/1/2027	EUR	325,000	375,064
American Axle & Manufacturing, Inc., 144A, 7.75%, 10/15/2033 (b)		977,000	962,073
Avis Budget Finance PLC, REG S, 7.0%, 2/28/2029	EUR	831,000	966,501
Bath & Body Works, Inc., 6.75%, 7/1/2036		858,000	848,519
Belron U.K. Finance PLC, 144A, 5.75%, 10/15/2029		1,210,000	1,209,617
Birkenstock Group BV & Co. KG, 144A, 4.5%, 6/15/2033	EUR	650,000	750,188
Carnival Corp. Ltd.:
144A, 5.75%, 8/1/2032		3,350,000	3,319,126
144A, 5.875%, 6/15/2031		2,730,000	2,732,176
Cirsa Finance International SARL, 144A, 4.875%, 10/15/2031	EUR	700,000	816,962
Cooper-Standard Automotive, Inc., 144A, 9.25%, 3/1/2031		674,000	686,039
Dealer Tire Financial LLC, 144A, 10.375%, 10/1/2031		360,000	349,647
Deuce Finco PLC, 144A, 7.0%, 11/20/2031	GBP	400,000	547,479
Fertitta Entertainment LLC, 144A, 6.75%, 1/15/2030 (b)		436,000	428,158
Forvia SE:
REG S, 2.75%, 2/15/2027	EUR	279,000	320,558
REG S, 5.5%, 6/15/2031	EUR	425,000	500,086
Gaia Purchaser, Inc., 144A, 7.625%, 7/15/2033		575,000	576,768

Global Auto Holdings Ltd.:
144A, 8.375%, 1/15/2029 (b)		780,000	773,979
144A, 8.75%, 1/15/2032 (b)		260,000	252,270
Lithia Motors, Inc., 144A, 4.375%, 1/15/2031		652,000	617,194
Melco Resorts Finance Ltd., 144A, 5.375%, 12/4/2029 (b)		1,305,000	1,261,623
Men's Wearhouse LLC, 144A, 9.0%, 2/1/2031 (b)		534,000	569,475
Michaels Companies, Inc., 144A, 8.5%, 3/15/2033		915,000	906,423
Mohegan Tribal Gaming Authority:
144A, 8.25%, 4/15/2030		2,000	2,080
144A, 11.875%, 4/15/2031		872,000	945,125
Motel One GmbH, REG S, 7.75%, 4/2/2031	EUR	728,000	891,856
Nissan Motor Acceptance Co. LLC, 144A, 6.125%, 9/30/2030		293,000	286,146
Nissan Motor Co., Ltd.:
144A, 4.345%, 9/17/2027		1,115,000	1,096,389
144A, 4.81%, 9/17/2030		1,040,000	964,025
Ontario Gaming GTA LP, 144A, 8.0%, 8/1/2030		195,000	195,029
Penn Entertainment, Inc.:
144A, 4.125%, 7/1/2029 (b)		423,000	403,182
144A, 6.75%, 4/1/2031 (b)		122,000	122,441
Pinnacle Bidco PLC, REG S, 8.25%, 10/11/2028	EUR	640,000	760,182
Premier Entertainment Sub LLC, 144A, 5.875%, 9/1/2031		245,000	162,362
Rakuten Group, Inc., REG S, 4.25%, Perpetual	EUR	1,930,000	2,197,479
Rivers Enterprise Borrower LLC, 144A, 6.625%, 2/1/2033		840,000	845,217
Sabre GLBL, Inc., 144A, 11.125%, 7/15/2030 (b)		370,000	356,125
Specialty Building Products Holdings LLC, 144A, 7.75%, 10/15/2029 (b)		265,000	251,599
Staples, Inc.:
144A, 10.75%, 9/1/2029		1,003,000	959,722
144A, 12.75%, 1/15/2030		180,000	142,109
Takko Fashion GmbH, REG S, 10.25%, 4/15/2030	EUR	445,500	546,286
Voyager Parent LLC, 144A, 9.25%, 7/1/2032		1,166,000	1,238,849
Whirlpool Corp.:
2.4%, 5/15/2031		157,000	115,501
144A, 7.5%, 7/1/2031		292,000	290,177
144A, 7.875%, 7/1/2034		366,000	346,016
ZF North America Capital, Inc., 144A, 6.75%, 4/23/2030		690,000	684,735
			38,333,997
Consumer Staples 2.3%
Family Dollar Stores LLC, 144A, 10.0%, 7/31/2031 (e)		285,000	280,507
HLF Financing SARL LLC:
144A, 4.875%, 6/1/2029		374,000	347,816
144A, 7.75%, 5/1/2033		557,000	560,530
Industrial F&B Investments III, Inc., 144A, 7.75%, 2/11/2033 (b)		912,000	925,958
KeHE Distributors LLC:
144A, 7.125%, 4/30/2033		362,000	368,064
144A, 9.0%, 2/15/2029		675,000	703,020
Post Holdings, Inc., 144A, 4.625%, 4/15/2030		1,230,000	1,184,804
Viking Baked Goods Acquisition Corp., 144A, 8.625%, 11/1/2031		1,055,000	1,058,901
			5,429,600
Energy 8.7%
Ascent Resources Utica Holdings LLC:
144A, 6.625%, 10/15/2032		1,233,000	1,239,554
144A, 6.625%, 7/15/2033		2,180,000	2,189,570
Constellation Oil Services Holding SA, 144A, 7.7%, 8/3/2033 (e)		232,000	233,508
Crescent Energy Finance LLC:
144A, 7.375%, 1/15/2033		307,000	308,387
144A, 7.625%, 4/1/2032		351,000	354,702

Excelerate Energy LP, 144A, 8.0%, 5/15/2030		1,261,000	1,321,128
Genesis Energy LP:
6.75%, 3/15/2034		618,000	616,381
7.875%, 5/15/2032		462,000	477,169
8.0%, 5/15/2033		450,000	468,143
Harvest Midstream I LP, 144A, 6.75%, 5/15/2034		737,000	739,934
Howard Midstream Energy Partners LLC, 144A, 7.375%, 7/15/2032		647,000	668,781
Moss Creek Resources Holdings, Inc., 144A, 8.25%, 9/1/2031		235,000	235,545
SM Energy Co.:
144A, 6.625%, 4/15/2034		734,000	729,468
144A, 7.0%, 8/1/2032		1,037,000	1,053,567
144A, 8.75%, 7/1/2031		335,000	350,259
144A, 9.625%, 6/15/2033		434,000	477,412
Summit Midstream Holdings LLC, 144A, 8.625%, 10/31/2029		1,093,000	1,135,164
Sunoco LP, 144A, 7.875%, Perpetual (b)		1,426,000	1,461,647
Transocean International Ltd., 144A, 8.75%, 2/15/2030		595,000	618,001
Venture Global Calcasieu Pass LLC:
144A, 3.875%, 11/1/2033 (b)		1,143,000	1,002,644
144A, 6.0%, 5/1/2036 (b)		142,000	140,341
Venture Global LNG, Inc., 144A, 9.875%, 2/1/2032		350,000	372,637
Venture Global Plaquemines LNG LLC:
144A, 6.5%, 1/15/2034		670,000	691,347
144A, 6.5%, 6/15/2034		950,000	979,765
144A, 6.75%, 1/15/2036		450,000	471,013
144A, 7.75%, 5/1/2035		1,777,000	1,969,364
			20,305,431
Financials 3.9%
Acrisure LLC, 144A, 6.0%, 8/1/2029		255,000	230,403
Ardonagh Finco Ltd., 144A, 6.875%, 2/15/2031	EUR	762,000	886,289
Ardonagh Group Finance Ltd., 144A, 8.875%, 2/15/2032 (b)		355,000	353,215
Burford Capital Global Finance LLC, 144A, 6.875%, 4/15/2030		245,000	232,750
EZCORP, Inc., 144A, 7.375%, 4/1/2032		1,125,000	1,176,150
Freedom Mortgage Holdings LLC:
144A, 8.375%, 4/1/2032		308,000	309,355
144A, 9.25%, 2/1/2029		115,000	118,187
Howden U.K. Refinance PLC:
144A, 7.25%, 2/15/2031		1,050,000	1,039,970
144A, 8.125%, 2/15/2032		202,000	187,806
HUB International Ltd., 144A, 5.625%, 12/1/2029		360,000	358,585
Icahn Enterprises LP, 9.75%, 1/15/2029		130,000	129,461
Navient Corp.:
4.875%, 3/15/2028		500,000	488,715
5.5%, 3/15/2029 (b)		246,000	235,615
Starwood Property Trust, Inc.:
144A, (REIT), 6.0%, 4/15/2030		668,000	669,717
144A, (REIT), 6.125%, 6/1/2031		600,000	598,579
144A, (REIT), 6.5%, 10/15/2030		715,000	724,851
WS Escrow LLC, 144A, 7.75%, 6/1/2033		1,313,000	1,358,504
			9,098,152
Health Care 6.1%
1261229 BC Ltd., 144A, 10.0%, 4/15/2032		1,364,000	1,394,346
Avantor Funding, Inc., 144A, 3.875%, 11/1/2029 (b)		645,000	615,315
Bausch Health Companies, Inc.:
144A, 5.0%, 1/30/2028 (b)		141,000	127,712
144A, 5.0%, 2/15/2029		315,000	240,975
144A, 11.0%, 9/30/2028		317,000	323,882

Bayer AG:
REG S, 5.375%, 3/25/2082	EUR	1,300,000	1,522,776
REG S, 5.5%, 9/13/2054	EUR	300,000	353,627
Charles River Laboratories International, Inc.:
144A, 3.75%, 3/15/2029		740,000	707,089
144A, 4.0%, 3/15/2031 (b)		1,046,000	975,760
Charlotte Buyer, Inc., 144A, 8.0%, 6/30/2031		801,000	809,778
Community Health Systems, Inc.:
144A, 4.75%, 2/15/2031		436,000	388,910
144A, 5.25%, 5/15/2030		1,180,000	1,089,626
LifePoint Health, Inc.:
144A, 7.0%, 5/1/2034 (b)		602,000	562,292
144A, 8.375%, 2/15/2032		338,000	340,296
Organon & Co., 144A, 6.75%, 5/15/2034		255,000	266,240
Phoenix PIB Dutch Finance BV, REG S, 4.875%, 7/10/2029	EUR	1,300,000	1,543,913
Prime Healthcare Services, Inc., 144A, 9.375%, 9/1/2029		1,200,000	1,251,192
Teva Pharmaceutical Finance Netherlands II BV, 3.75%, 5/9/2027	EUR	400,000	461,436
Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031 (b)		1,260,000	1,395,156
			14,370,321
Industrials 6.8%
ADI Escrow Issuer LLC, 144A, 7.125%, 7/15/2034		791,000	806,380
Aegis Lux 1a SARL, 144A, 5.625%, 10/29/2031	EUR	430,000	502,471
Atkore, Inc., 144A, 4.25%, 6/1/2031 (b)		1,067,000	1,011,134
ATS Corp., 144A, 4.125%, 12/15/2028		1,505,000	1,466,021
Currenta Group Holdings SARL, REG S, 5.5%, 5/15/2030	EUR	500,000	582,603
Deluxe Corp., 144A, 8.0%, 6/1/2029		775,000	781,501
EquipmentShare.com, Inc.:
144A, 7.125%, 7/1/2034		606,000	578,807
144A, 8.625%, 5/15/2032		225,000	230,114
GFL Environmental, Inc., 144A, 4.0%, 8/1/2028		1,720,000	1,677,271
JetBlue Airways Corp., 144A, 9.875%, 9/20/2031		330,000	287,147
Luna 1.5 SARL, REG S, 10.5%, 7/1/2032, PIK	EUR	1,002,750	1,226,163
Signature Aviation U.S. Holdings, Inc., 144A, 4.0%, 3/1/2028		1,395,000	1,318,275
Sotheby's:
144A, 5.875%, 6/1/2029		687,000	662,698
144A, 8.25%, 4/15/2031		235,000	234,417
Stena International SA, 144A, 7.25%, 1/15/2031		1,205,000	1,226,481
Synergy Infrastructure Holdings LLC, 144A, 7.0%, 7/15/2034		202,000	203,779
TKC Holdings, Inc., 144A, 8.5%, 8/15/2030		1,095,000	1,119,363
TransDigm, Inc., 144A, 6.375%, 5/31/2033		1,395,000	1,394,647
VistaJet Malta Finance PLC:
144A, 6.375%, 2/1/2030 (b)		180,000	169,847
144A, 9.5%, 6/1/2028 (b)		160,000	162,481
Wabash National Corp., 144A, 4.5%, 10/15/2028 (b)		314,000	292,873
			15,934,473
Information Technology 4.2%
ams-OSRAM AG, REG S, 10.5%, 3/30/2029	EUR	827,561	1,007,543
Cloud Software Group LLC:
144A, 8.25%, 6/30/2032		520,000	491,914
144A, 9.0%, 9/30/2029		1,562,000	1,530,372
CoreWeave, Inc.:
144A, 9.25%, 6/1/2030		122,000	114,016
144A, 9.75%, 10/1/2031		817,000	741,316
Insight Enterprises, Inc., 144A, 6.625%, 5/15/2032		965,000	970,397
McAfee Corp., 144A, 7.375%, 2/15/2030 (b)		675,000	572,316

Open Text Corp.:
144A, 3.875%, 2/15/2028		1,645,000	1,603,738
144A, 3.875%, 12/1/2029		519,000	477,348
Playtika Holding Corp., 144A, 4.25%, 3/15/2029 (b)		385,000	349,819
Rocket Software, Inc., 144A, 6.5%, 2/15/2029 (b)		600,000	552,828
UKG, Inc., 144A, 6.875%, 2/1/2031		820,000	803,406
Unisys Corp., 144A, 10.625%, 1/15/2031 (b)		244,000	228,903
Xerox Corp., 144A, 10.25%, 10/15/2030 (b)		118,000	106,495
Xerox Holdings Corp., 144A, 5.5%, 8/15/2028		273,000	163,117
			9,713,528
Materials 10.6%
Ardagh Metal Packaging Finance USA LLC, 144A, 4.0%, 9/1/2029		1,160,000	1,101,252
Ashland, Inc., 144A, 3.375%, 9/1/2031 (b)		1,000,000	909,910
ASK Chemicals Deutschland Holding GmbH, REG S, 10.0%, 11/15/2029	EUR	250,000	285,549
Axalta Coating Systems LLC, 144A, 4.75%, 6/15/2027		1,255,000	1,251,701
Bond U.S. Bidco 1, Inc., 144A, 7.125%, 6/15/2033 (b)		1,031,000	1,037,373
Calderys Financing LLC, 144A, 11.25%, 6/1/2028		440,000	455,623
Champion Iron Canada, Inc., 144A, 7.875%, 7/15/2032		1,019,000	1,044,502
Cleveland-Cliffs, Inc., 144A, 4.875%, 3/1/2031		765,000	705,353
First Quantum Minerals Ltd.:
144A, 6.375%, 2/15/2036		359,000	347,385
144A, 8.0%, 3/1/2033		403,000	418,740
FMC Corp., 8.45%, 11/1/2055 (b)		195,000	146,671
Graphic Packaging International LLC, 144A, 3.75%, 2/1/2030 (b)		582,000	542,508
IAMGOLD Corp., 144A, 5.75%, 10/15/2028		1,915,000	1,910,426
INEOS Finance PLC:
REG S, 6.625%, 5/15/2028	EUR	125,000	144,937
REG S, 7.25%, 3/31/2031	EUR	100,000	108,267
INEOS Quattro Finance 2 PLC, 144A, 9.625%, 3/15/2029 (b)		400,000	353,420
JW Aluminum Continuous Cast Co., 144A, 10.25%, 4/1/2030		285,000	296,254
Kaiser Aluminum Corp., 144A, 4.5%, 6/1/2031		850,000	803,491
Magnera Corp., 144A, 7.25%, 11/15/2031 (b)		772,000	755,595
Mineral Resources Ltd., 144A, 6.0%, 5/1/2032		1,021,000	1,002,249
Nouryon Finance BV, 144A, 6.125%, 7/15/2031	EUR	400,000	467,714
Novelis Corp., 144A, 4.75%, 1/30/2030		1,094,000	1,051,495
OI European Group BV, 144A, 4.75%, 2/15/2030		329,000	301,693
Olin Corp., 144A, 6.625%, 4/1/2033		1,537,000	1,504,097
Olympus Water U.S. Holding Corp., 144A, 7.25%, 2/15/2033		1,992,000	1,951,302
PLS Group Ltd., 144A, 6.875%, 5/1/2031		1,620,000	1,641,994
Pro-Gest SpA, REG S, 3.25%, 12/15/2024 * (c)	EUR	825,000	380,539
SCIH Salt Holdings, Inc.:
144A, 6.625%, 5/1/2029		610,000	610,000
144A, 8.0%, 8/15/2032 (e)		870,000	863,424
Sealed Air Corp., 144A, 6.875%, 7/15/2033		730,000	713,958
SunCoke Energy, Inc., 144A, 4.875%, 6/30/2029		475,000	453,059
Synthomer PLC, REG S, 7.375%, 5/2/2029	EUR	400,000	378,809
Trident TPI Holdings, Inc., 144A, 12.75%, 12/31/2028		249,000	243,203
Trivium Packaging Finance BV, 144A, 12.25%, 1/15/2031		405,000	448,162
Tronox, Inc., 144A, 4.625%, 3/15/2029 (b)		213,000	130,869
Wilsonart LLC, 144A, 11.0%, 8/15/2032		228,000	175,471
			24,936,995
Real Estate 4.1%
Heimstaden Bostad AB, REG S, 2.625%, Perpetual	EUR	1,000,000	1,136,267
Iron Mountain, Inc., 144A, (REIT), 5.25%, 7/15/2030		250,000	244,303

MPT Operating Partnership LP:
(REIT), 0.993%, 10/15/2026	EUR	632,000	720,988
144A, (REIT), 8.5%, 2/15/2032 (b)		574,000	583,362
Park Intermediate Holdings LLC, 144A, (REIT), 4.875%, 5/15/2029		1,285,000	1,252,470
Rithm Capital Corp.:
144A, (REIT), 8.0%, 4/1/2029		435,000	438,386
144A, (REIT), 8.0%, 7/15/2030		306,000	306,017
144A, (REIT), 8.5%, 6/1/2031		488,000	489,192
RLJ Lodging Trust LP, 144A, (REIT), 4.0%, 9/15/2029		1,350,000	1,285,922
Samhallsbyggnadsbolaget I Norden Holding AB, REG S, 2.25%, 7/12/2027	EUR	500,000	556,256
Service Properties Trust:
144A, (REIT), Zero Coupon, 9/30/2028		1,700,000	1,587,482
(REIT), 4.95%, 10/1/2029 (b)		180,000	168,235
(REIT), 8.875%, 6/15/2032 (b)		159,000	163,377
XHR LP, 144A, (REIT), 4.875%, 6/1/2029		745,000	725,799
			9,658,056
Utilities 5.9%
Alpha Generation LLC, 144A, 6.25%, 1/15/2034		2,385,000	2,330,612
AmeriGas Partners LP, 144A, 6.875%, 6/1/2031		540,000	548,364
ContourGlobal Power Holdings SA, 144A, 6.75%, 2/28/2030		1,685,000	1,711,268
EDP SA:
Series NC8, REG S, 1.875%, 3/14/2082	EUR	300,000	322,787
REG S, 4.625%, 9/16/2054	EUR	400,000	462,281
REG S, 5.943%, 4/23/2083	EUR	400,000	475,307
Electricite de France SA:
REG S, 3.375%, Perpetual	EUR	1,800,000	1,971,249
144A, 9.125%, Perpetual		730,000	845,284
Enel SpA, Series 9.5Y, REG S, 1.875%, Perpetual	EUR	1,600,000	1,672,262
Hawaiian Electric Co., Inc., 144A, 6.0%, 10/1/2033		530,000	519,931
Pattern Energy Operations LP, 144A, 4.5%, 8/15/2028		635,000	620,087
Puget Energy, Inc., 7.0%, 9/15/2056		380,000	381,031
Vistra Corp., 144A, 7.0%, Perpetual (b)		1,260,000	1,266,733
VoltaGrid LLC, 144A, 7.375%, 11/1/2030		715,000	718,554
			13,845,750
Total Corporate Bonds (Cost $219,652,273)			220,144,207

Government & Agency Obligations 0.3%
U.S. Treasury Obligations
U.S. Treasury Notes, 4.375%, 8/31/2028 (f) (Cost $767,248)		760,000	761,336

Loan Participations and Assignments 2.5%
Senior Loans (d)
Asurion LLC, Second Lien Term Loan B4, 3 mo. USD Term SOFR + 5.25%, 9.334%, 1/20/2029		973,131	967,394
Bausch Health Companies, Inc., Term Loan B, 1 mo. USD Term SOFR + 6.25%, 9.981%, 10/8/2030		741,863	721,628
Connect Finco SARL, Term Loan B, 1 mo. USD Term SOFR + 4.5%, 8.231%, 9/27/2029		739,327	743,812
EW Scripps Co., Term Loan B2, 1 mo. USD Term SOFR + 5.75%, 9.532%, 6/30/2028		93,284	93,492
Garda World Security Corp., Term Loan B, 3 mo. USD Term SOFR + 2.75%, 6.513%, 2/1/2029		1,489,613	1,491,475
Men's Wearhouse, Inc., Term Loan B, 3 mo. USD Term SOFR + 5.75%, 9.414%, 1/28/2031		196,000	197,991
Windsor Holdings III LLC, Term Loan B, 1 mo. USD Term SOFR + 2.75%, 6.481%, 8/1/2030		1,495,130	1,500,176
Total Loan Participations and Assignments (Cost $5,705,149)			5,715,968

	Shares	Value ($)

Exchange-Traded Funds 1.9%
iShares Broad USD High Yield Corporate Bond ETF	16,119	592,857
iShares Core S&P 500 ETF	797	598,005
State Street SPDR Portfolio High Yield Bond ETF	143,357	3,335,917
Total Exchange-Traded Funds (Cost $4,494,959)		4,526,779

Common Stocks 0.0%
Industrials
Quad Graphics, Inc. (Cost $0)	388	4,032

Other Investments 0.2%
Industrials 0.2%
Electrical Equipment
Luxco Co., Ltd.* (g) (Cost $377,415)	21,504	434,573

Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (g) (Cost $239,283)	1,219	27,725

Securities Lending Collateral 3.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.59% (h) (i) (Cost $7,565,519)	7,565,519	7,565,519

Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 3.7% (h) (Cost $2,142,983)	2,142,983	2,142,983

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $240,944,829)	102.8	241,323,122
Other Assets and Liabilities, Net	(2.8)	(6,539,012)
Net Assets	100.0	234,784,110
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended July 31, 2026 are as follows:
Value ($) at 10/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 7/31/2026	Value ($) at 7/31/2026
Securities Lending Collateral 3.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.59% (h) (i)
9,506,410	—	1,940,891 (j)	—	—	68,339	—	7,565,519	7,565,519
Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 3.7% (h)
3,620,985	104,734,819	106,212,821	—	—	107,154	—	2,142,983	2,142,983
13,127,395	104,734,819	108,153,712	—	—	175,493	—	9,708,502	9,708,502

*	Non-income producing security.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.

(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2026 amounted to $22,407,504, which is 9.5% of net assets.

(c)	Defaulted security or security for which income has been deemed uncollectible.
(d)
Variable or floating rate security. These securities are shown at their current rate as of July 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(e)	When-issued security.
(f)	At July 31, 2026, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(g)	Investment was valued using significant unobservable inputs.
(h)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(i)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $15,752,747.

(j)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended July 31, 2026.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

EURIBOR: Euro Interbank Offered Rate
Perpetual: Callable security with no stated maturity date.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
S&P: Standard & Poor's
SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor's Depositary Receipt
At July 31, 2026, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
Eurex 5 Year Euro BOBL	EUR	9/8/2026	154	20,347,075	20,216,285	(130,790)
At July 31, 2026, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
5 Year U.S. Treasury Note	USD	9/30/2026	152	16,238,966	16,108,438	130,528

At July 31, 2026, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	25,092,727	USD	28,622,940	8/31/2026	(348,315)	BNP Paribas
GBP	1,627,968	USD	2,163,949	9/1/2026	(30,087)	BNP Paribas
Total unrealized depreciation					(378,402)
Currency Abbreviation(s)

EUR	Euro
GBP	British Pound
USD	United States Dollar
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2026 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$220,144,207	$—	$220,144,207
Government & Agency Obligations	—	761,336	—	761,336
Loan Participations and Assignments	—	5,715,968	—	5,715,968
Exchange-Traded Funds	4,526,779	—	—	4,526,779
Common Stocks	4,032	—	—	4,032
Other Investments	—	—	434,573	434,573
Warrants	—	—	27,725	27,725
Short-Term Investments (a)	9,708,502	—	—	9,708,502
Derivatives (b)
Futures Contracts	130,528	—	—	130,528
Total	$14,369,841	$226,621,511	$462,298	$241,453,650

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(130,790)	$—	$—	$(130,790)
Forward Foreign Currency Contracts	—	(378,402)	—	(378,402)
Total	$(130,790)	$(378,402)	$—	$(509,192)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DGHIF-PH3